TrueShares ESG Active Opportunities ETF
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Apparel - 1.9%
NIKE, Inc. - Class B	1,270	$184,442

Auto Manufacturers - 3.9%
Tesla, Inc. (a)	478	370,679

Banks - 3.7%
JPMorgan Chase & Co.	1,140	186,607
Truist Financial Corp.	2,793	163,809
		350,416
Beverages - 1.3%
PepsiCo, Inc.	800	120,328

Biotechnology - 1.1%
Amgen, Inc.	230	48,910
Gilead Sciences, Inc.	751	52,457
		101,367
Chemicals - 1.9%
International Flavors & Fragrances, Inc.	1,330	177,848

Commercial Services - 7.4%
Moody's Corp.	238	84,516
PayPal Holdings, Inc. (a)	705	183,448
S&P Global, Inc.	290	123,218
Square, Inc. - Class A (a)	1,320	316,589
		707,771
Computers - 2.6%
Apple, Inc.	1,727	244,371

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	890	67,266

Distribution & Wholesale - 2.0%
WW Grainger, Inc.	495	194,565

Diversified Financial Services - 5.7%
American Express Co.	1,439	241,076
BlackRock, Inc.	170	142,572
Mastercard, Inc. - Class A	450	156,456
		540,104
Electric - 0.9%
Eversource Energy	1,040	85,030

Energy, Alternate Sources - 2.7%
Enphase Energy, Inc. (a)	1,699	254,799

Food - 3.3%
Beyond Meat, Inc. (a)	738	77,682
Sysco Corp.	2,986	234,401
		312,083
Healthcare Products - 3.3%
Abbott Laboratories	1,591	187,945
Thermo Fisher Scientific, Inc.	219	125,121
		313,066
Healthcare Services - 1.7%
Teladoc Health, Inc. (a)	432	54,782
UnitedHealth Group, Inc.	273	106,672
		161,454
Insurance - 1.9%
The Allstate Corp.	1,392	177,216

Internet - 12.9%
Alphabet, Inc. - Class A (a)	116	310,128
Amazon.com, Inc. (a)	64	210,243
Booking Holdings, Inc. (a)	68	161,423
Netflix, Inc. (a)	190	115,965
Spotify Technology SA (a)(b)	207	46,645
Twitter, Inc. (a)	3,583	216,377
Uber Technologies, Inc. (a)	3,803	170,374
		1,231,155
Machinery Diversified - 3.1%
Rockwell Automation, Inc.	1,023	300,803

Media - 2.4%
The Walt Disney Co. (a)	1,345	227,534

Miscellaneous Manufacturing - 1.3%
Illinois Tool Works, Inc.	587	121,292

Pharmaceuticals - 4.1%
AbbVie, Inc.	942	101,614
AmerisourceBergen Corp.	1,367	163,287
Cardinal Health, Inc.	636	31,457
Johnson & Johnson	330	53,295
Merck & Co., Inc.	561	42,137
		391,790
Retail - 6.5%
Costco Wholesale Corp.	433	194,569
Starbucks Corp.	1,580	174,290
Target Corp.	304	69,546
The Home Depot, Inc.	292	95,852
Tractor Supply Co.	420	85,096
		619,353

Semiconductors - 6.4%
Advanced Micro Devices, Inc. (a)	1,175	120,908
Lam Research Corp.	242	137,734
NVIDIA Corp.	1,200	248,591
QUALCOMM, Inc.	820	105,764
		612,997
Software - 10.5%
Adobe, Inc. (a)	303	174,443
Electronic Arts, Inc.	824	117,214
Intuit, Inc.	230	124,087
Microsoft Corp.	1,095	308,702
MSCI, Inc.	331	201,361
Zoom Video Communications, Inc. - Class A (a)	304	79,496
		1,005,303
Telecommunications - 1.1%
Verizon Communications, Inc.	1,982	107,048

Transportation - 1.4%
Expeditors International of Washington, Inc.	1,156	137,714
TOTAL COMMON STOCKS (Cost $6,751,691)		9,117,794

Real Eastate Investment Trusts - 3.3%
AvalonBay Communities, Inc.	701	155,370
Prologis, Inc.	1,241	155,658
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,031)		311,028

MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 0.01% (c)	94,318	94,318
TOTAL MONEY MARKET FUNDS (Cost $94,318)		94,318

Total Investments (Cost $7,099,040) - 100.0%		9,523,140
Other assets and liabilities, net - 0.0% (d)		1,026
TOTAL NET ASSETS - 100.0%		$9,524,166
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$9,117,794	$-	$-	$9,117,794
Real Estate Investment Trusts	311,028	-	-	311,028
Money Market Funds	94,318	-	-	94,318
Total Investments - Assets	$9,523,140	$-	$-	$9,523,140

*See Schedule of Investments for industry classifications.